NET FINANCE COSTS - Narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Net interest paid	CAD 216	CAD 163
Interest paid during construction	CAD 63	CAD 72